Pension and other employee benefit plans	6 Months Ended
Sep. 30, 2022
Pension and other employee benefit plans
12. Pension and other employee benefit plans
The following table summarizes the components of net periodic benefit cost of the severance indemnities and pension plans of the MHFG Group for the six months ended September 30, 2021 and 2022:

	Six months ended September 30,
	2021	2022
	(in millions of yen)
Service cost-benefits earned during the period	16,365	14,559
Interest costs on projected benefit obligations	2,700	3,626
Expected return on plan assets	(18,478)	(18,050)
Amortization of prior service cost (benefits)	(2,410)	(2,410)
Amortization of net actuarial loss (gain)	(10,263)	(9,741)
Special termination benefits	4,154	3,831

Net periodic benefit cost	(7,932)	(8,185)